17. Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	R$ 12,100,966	R$ 11,964,143
Funding	1,640,130	1,012,315
Borrowing costs	(5,577)	(4,743)
Lease		24,693
Monetary variation and exchange rate changes	982,072	159,087
Inflation adjustment / update and incorporated interest - Capitalized	73,824	49,517
Interest and fees paid	(732,048)	(676,087)
Amortization	(1,678,748)	(1,098,558)	R$ (1,535,312)
Accrued interest	563,902	426,781
Interest rates and fees - Capitalized	198,061	233,341
Borrowing costs expenses	10,214	10,477
Borrowings and financing, ending	13,152,796	12,100,966	11,964,143
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	6,428,145	6,303,780
Funding	1,075,244	815,807
Borrowing costs	(3,021)	(1,157)
Lease		24,693
Monetary variation and exchange rate changes	66,183	62,784
Inflation adjustment / update and incorporated interest - Capitalized	10,367	3,927
Interest and fees paid	(491,312)	(476,689)
Amortization	(1,111,806)	(767,966)
Accrued interest	372,440	289,780
Interest rates and fees - Capitalized	133,540	169,366
Borrowing costs expenses	3,607	3,820
Borrowings and financing, ending	6,483,387	6,428,145	6,303,780
Local currency | Debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	3,576,842	3,641,912
Funding	750,000	500,000
Borrowing costs	(3,021)	(1,157)
Lease		0
Monetary variation and exchange rate changes	62,676	51,768
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(259,175)	(301,493)
Amortization	(905,080)	(597,794)
Accrued interest	226,810	176,780
Interest rates and fees - Capitalized	34,409	103,215
Borrowing costs expenses	3,400	3,611
Borrowings and financing, ending	3,486,861	3,576,842	3,641,912
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,236,674	1,150,691
Funding	194,244	144,654
Borrowing costs	0	0
Lease		0
Monetary variation and exchange rate changes	0	5,495
Inflation adjustment / update and incorporated interest - Capitalized	0	1,415
Interest and fees paid	(102,772)	(95,854)
Amortization	(85,515)	(65,836)
Accrued interest	75,668	78,283
Interest rates and fees - Capitalized	27,385	17,826
Borrowing costs expenses	0	0
Borrowings and financing, ending	1,345,684	1,236,674	1,150,691
Local currency | BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,042,036	946,984
Funding	131,000	171,153
Borrowing costs	0	0
Lease		0
Monetary variation and exchange rate changes	3,438	5,405
Inflation adjustment / update and incorporated interest - Capitalized	4,001	2,512
Interest and fees paid	(90,397)	(78,466)
Amortization	(102,314)	(87,993)
Accrued interest	28,909	33,938
Interest rates and fees - Capitalized	55,725	48,294
Borrowing costs expenses	207	209
Borrowings and financing, ending	1,072,605	1,042,036	946,984
Local currency | Leasing
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	561,616	552,516
Funding	0	0
Borrowing costs	0	0
Lease		24,693
Monetary variation and exchange rate changes	0	0
Inflation adjustment / update and incorporated interest - Capitalized	6,366	0
Interest and fees paid	(38,196)	0
Amortization	(17,427)	(15,593)
Accrued interest	40,290	0
Interest rates and fees - Capitalized	16,017	0
Borrowing costs expenses	0	0
Borrowings and financing, ending	568,666	561,616	552,516
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	10,977	11,677
Funding	0	0
Borrowing costs	0	0
Lease		0
Monetary variation and exchange rate changes	69	116
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(772)	(876)
Amortization	(1,470)	(750)
Accrued interest	763	779
Interest rates and fees - Capitalized	4	31
Borrowing costs expenses	0	0
Borrowings and financing, ending	9,571	10,977	11,677
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	5,672,821	5,660,363
Funding	564,886	196,508
Borrowing costs	(2,556)	(3,586)
Lease		0
Monetary variation and exchange rate changes	915,889	96,303
Inflation adjustment / update and incorporated interest - Capitalized	63,457	45,590
Interest and fees paid	(240,736)	(199,398)
Amortization	(566,942)	(330,592)
Accrued interest	191,462	137,001
Interest rates and fees - Capitalized	64,521	63,975
Borrowing costs expenses	6,607	6,657
Borrowings and financing, ending	6,669,409	5,672,821	5,660,363
Foreign currency | BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,743,257	1,811,664
Funding	484,690	96,889
Borrowing costs	(2,365)	(2,497)
Lease		0
Monetary variation and exchange rate changes	237,433	(15,193)
Inflation adjustment / update and incorporated interest - Capitalized	53,208	40,228
Interest and fees paid	(55,391)	(38,654)
Amortization	(130,520)	(189,280)
Accrued interest	26,910	22,547
Interest rates and fees - Capitalized	41,878	16,803
Borrowing costs expenses	885	750
Borrowings and financing, ending	2,399,985	1,743,257	1,811,664
Foreign currency | BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	303,278	261,337
Funding	0	35,710
Borrowing costs	0	0
Lease		0
Monetary variation and exchange rate changes	48,279	2,874
Inflation adjustment / update and incorporated interest - Capitalized	3,462	2,837
Interest and fees paid	(7,607)	(4,049)
Amortization	0	0
Accrued interest	6,945	3,662
Interest rates and fees - Capitalized	2,044	888
Borrowing costs expenses	19	19
Borrowings and financing, ending	356,420	303,278	261,337
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	496,726	485,090
Funding	0	0
Borrowing costs	0	(720)
Lease		0
Monetary variation and exchange rate changes	62,918	7,335
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(35,207)	(31,774)
Amortization	(268,508)	0
Accrued interest	28,862	21,286
Interest rates and fees - Capitalized	4,454	11,925
Borrowing costs expenses	3,627	3,584
Borrowings and financing, ending	292,872	496,726	485,090
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,158,642	1,141,649
Funding	0	0
Borrowing costs	0	0
Lease		0
Monetary variation and exchange rate changes	198,380	17,115
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(97,952)	(85,338)
Amortization	0	0
Accrued interest	85,072	55,046
Interest rates and fees - Capitalized	13,448	29,529
Borrowing costs expenses	822	821
Borrowings and financing, ending	1,358,412	1,158,642	1,141,649
Foreign currency | JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,700,448	1,617,215
Funding	80,196	63,909
Borrowing costs	(191)	(287)
Lease		0
Monetary variation and exchange rate changes	329,638	82,563
Inflation adjustment / update and incorporated interest - Capitalized	6,787	2,525
Interest and fees paid	(33,519)	(28,652)
Amortization	(82,608)	(65,702)
Accrued interest	33,992	27,602
Interest rates and fees - Capitalized	1,209	1,115
Borrowing costs expenses	176	160
Borrowings and financing, ending	2,036,128	1,700,448	1,617,215
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	270,470	343,588
Funding	0	0
Borrowing costs	0	(82)
Lease		0
Monetary variation and exchange rate changes	39,241	1,609
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(11,060)	(10,931)
Amortization	(85,306)	(75,610)
Accrued interest	9,681	6,858
Interest rates and fees - Capitalized	1,488	3,715
Borrowing costs expenses	1,078	1,323
Borrowings and financing, ending	R$ 225,592	R$ 270,470	R$ 343,588